Financial Instruments and Risk Management - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Cash	$ 447.0	$ 446.3
Cash equivalents	16.8	33.2
Cash and cash equivalents	$ 463.8	$ 479.5	$ 422.0	$ 515.2